UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2011


Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):   [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WestEnd Capital Management, LLC.
Address:  201 Saint Charles Avenue, Suite 4312
          New Orleans, LA 70170

Form 13F File Number: 028-11430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Chrissy Hardy
Title:  Chief Compliance Officer
Phone:  (415) 856-0426


Signature, Place, and Date of Signing:

  /s/ Chrissy Hardy      New Orleans, Lousiana      05/29/2012

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Included Managers:

Form 13F File Number      Name

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         0


Form 13F Information Table Entry Total:    45


Form 13F Information Table Value Total:    $113,640 (thousands)


List of Other Included Managers:           None

                         Form 13F-HR Information Table

                           TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS            CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------               -----            -----      --------  -------  ---  ----  ----------  --------  ----    ------  ----
AMERICAN CAPITAL AGENCY
  CORP.                    COM               02503X105      581      20400  SH            Sole
BAIDU COM  ADR             SPON ADR REP A    056752108    47724     446392  SH            Sole
BOEING CO                  COM               097023105      902  14905.502  SH            Sole
CARDINAL FINANCIAL CORP    COM               14149F109      117      13556  SH            Sole
CHANGYOU COM LTD ADR F
  SPONSORED ADR            ADS REP CL A      15911M107     1513      59790  SH            Sole
CHESAPEAKE ENERGY
  CORPORATION              COM               165167107     1157  45137.374  SH            Sole
CHINA LODGING GROUP ADRF   SPONS ADR         16949N109      283      20650  SH            Sole
CHINA UNICOM LTD           SPONS ADR         16945R104      302      14800  SH            Sole
COCA COLA CO               COM               191216100      257   3779.441  SH            Sole
COMCAST CORP               CL A              20030N101      239  11415.041  SH            Sole
CONOCOPHILLIPS             COM               20825C104      815  12878.423  SH            Sole
CTRIP.COM INTL LTD         AMERICAN
                           DEP SHS           22943F100     6224     193570  SH            Sole
DEMAND MEDIA INC
  COMUSD0.0001             COM               24802N109     1720     215035  SH            Sole
DEVON ENERGY CORP          COM               25179M103     1183  21339.052  SH            Sole
E HOUSE CHINA HLDGS LTD    ADR               26852W103      298  51416.295  SH            Sole
E M C CORP                 COM               268648102      213      10150  SH            Sole
EXXON MOBIL CORP           COM               30231G102     1132      15584  SH            Sole
GENERAL ELECTRIC CO        COM               369604103      280      18187  SH            Sole
HOME INNS & HOTELS
  MGMT INC                 SPON ADR          43713W107     2130      82665  SH            Sole
INGERSOLL RAND CO
  LTD SHS A                SHS               G47791101      211       7500  SH            Sole
INTREPID POTASH            COM               46121Y102     1638      65855  SH            Sole
JOHNSON & JOHNSON          COM               478160104      562       8819  SH            Sole
MAKEMYTRIP LIMITED F       SHS               V5633W109     2618     118565  SH            Sole
MAXLINEAR INC CL A         CL A              57776J100      190      29463  SH            Sole
MCDERMOTT INTL INC         COM               580037109      512      47622  SH            Sole
MELCO PBL ENTMNT LTD       ADR               585464100     3526     424250  SH            Sole
MERCK & CO INC             COM               58933Y105      239       7235  SH            Sole
MONSANTO CO                COM               61166W101     2526  42078.518  SH            Sole
MOSAIC CO                  COM               61945C103     4193  85614.998  SH            Sole
OREXIGEN THERAPEUTICS INC  COM               686164104       20      10000  SH            Sole
PERFUMANIA HLDGS INC       COM NEW           71376C100    10536     824408  SH            Sole
PETROLEO BRASILEIRO
  SA PETROBRAS             SPONS ADR         71654V408      358      15955  SH            Sole
POLO RALPH LAUREN          CL A              751212101      347       2670  SH            Sole
POTASH CORP SASK INC       COM               73755L107     1502  34748.464  SH            Sole
REGIONS FINANCIAL CORP
  NEW                      COM               7591ep100       57      17134  SH            Sole
RICKS CABARET INTL INC     COM NEW           765641303      579      86995  SH            Sole
SANDRIDGE ENERGY           COM               80007P307     1672     300775  SH            Sole
SINA CORPORATION           ORD               G81477104     7182     100295  SH            Sole
SOUFUN HOLDINGS LIMITED    ADR               836034108     3828     376065  SH            Sole
STONE ENERGY CORP          COM               861642106      330      20350  SH            Sole
TRAVELZOO INC              COM               89421Q106      258      11750  SH            Sole
VALEANT PHARMACEUTICALS    COM               91911K102      231       6232  SH            Sole
VMWARE INC CL A CLASS A    CL A COM          928563402      651       8100  SH            Sole
WALT DISNEY CO             COM DISNEY        254687106      619  20518.131  SH            Sole
YOUKU COM INC              SPONS ADR         98742U100     2185     133527  SH            Sole